Balance Sheet Components Movement of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BALANCE SHEET COMPONENTS [Abstract]
Beginning balance		$ 3,956	$ 7,574	$ 4,487
Changes on initial application of ASU 2016-13	[1]	3,383	0	0
Additional allowance for credit losses, net of recoveries		2,419	4,724	5,449
Write-offs		(3,231)	(8,237)	(1,940)
Exchange difference		480	(105)	(422)
Ending balance		$ 7,007	$ 3,956	$ 7,574

[1]	The Company adopted ASU 2016-13 using the modified retrospective transition approach. The adjustments arising from the new CECL model are recognized in the opening Consolidated Balance Sheet on January 1, 2020.